Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Pension Plans And Other Postretirement Benefits [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]

(in Thousands of Dollars)	2016

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$-
Projected benefit obligation acquired	(8,843)
Service cost	(28)
Interest cost	(113)
Actuarial loss	662
Benefits paid	238
Benefit obligation at end fo year	$(8,084)

Change in plan assets:

Fair value of plan assets at beginning of year	$-
Fair value acquired	6,932
Actual return on plan assets	12
Benefits paid	(242)
Fair value of assets at end of year	6,702
Funded status at end of year	$(1,382)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]

Transition asset	$-
Prior service credit	-
Gain	490
Total	$490

Schedule of Net Benefit Costs [Table Text Block]

(in Thousands of Dollars)	2016

Service cost benefits earned during the period	$28
Interest cost on projected benefit obligaion	113
Actual return on assets	(180)
Net amortization and deferral	-

NET PERIODIC PENSION COST	$(39)

Schedule of Assumptions Used [Table Text Block]

         The weighted average assumptions used to determine the benefit obligation at December 31 are as follows:

2016

Discount rate3.90%

    The weighted average assumptions used to determine the net periodic pension cost at December 31 are as follows:

2016

Discount rate	3.18%
Expected long-term return on plan assets	6.50%
Rate of compensation increase	0.00%

Schedule of Allocation of Plan Assets [Table Text Block]

    The Plan’s weighted-average asset allocations at December 31, by asset category, are as follows:

2016

Cash equivalents	6.1%
Equity securities	47.9%
Fixed income securities	42.6%
Other	3.4%
100.00%

The Plan’s overall investment strategy is to achieve a mix of approximately 97 percent of investments for long-term growth and 3 percent for near-term benefit payments with a wide diversification of asset types, fund strategies, and fund managers.  The target allocation for pension assets is 0 to 20 percent cash equivalents, 40 to 60 percent equity securities, 40 to 60 percent fixed income securities, and 0 to 5 percent other.  Cash equivalents consist primarily of government issues and short-term investment funds.  Equity securities primarily include investments in common stock, depository receipts, preferred stock, and real estate investment trusts.  Fixed income securities include corporate bonds, government issues, mortgaged backed securities, municipals, and other asset backed securities.

The fair value of the Plan’s assets, by asset category, is as follows:

	December 31, 2016
		Quoted Market	Other
		Price in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	(in thousands of dollars)

Cash equivalents:
Foreign currencies	$11	$11	$-	$-
Short-term investment funds	33	-	33	-
Equity securities:
Common stock	1,430	1,430	-	-
Depository receipts	42	42	-	-
Commingled Pension Trust Fund	1,680	-	1,680	-
Fixed income securities:
Corporate bonds	307	-	307	-
Government issue	1,112	-	1,112	-
Mortgage-backed securities	4	-	4	-
Collateralized mortgage obligations	68	-	68	-
Commingled Pension Trust Fund	1,732	-	1,732	-
Other	283	-	-	283
Total	$6,702	$1,483	$4,936	$283

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]

The following table sets forth a summary of the changes in the Level 3 assets for the year ended December 31, 2016 (in thousands of dollars).

Balance, December 31, 2015$-

Purchase          -

Unrealized gain283

Balance, December 31, 2016$283